UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

                Report for the Quarter Ended June 30, 2000.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ewing & Partners
Address:       4514 Cole Avenue, Suite 808
               Dallas, TX  75205

13F File Number:    28-6820

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Timothy G. Ewing
Title:         Managing Partner
Phone:         (214) 522-2100
Signature, Place, and Date of Signing:

  /S/ TIMOTHY G. EWING        Dallas, Texas            August 16, 2000
  --------------------        -------------            ------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           4

Form 13F Information Table Value Total:           $36,376


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

VOTING AUTHORITY
                           TITLE OF               VALUE     SHARES/   SH/   PUT/
INVSTMT    OTHER    ----------------------------
NAME  OF ISSUER             CLASS     CUSIP     (X$1,000)   PRN AMT   PRN   CALL
DSCRETN   MANAGERS     SOLE    SHARED     NONE
--------------             -----   ---------   --------- ----------   ---   ----
--------  ---------  ---------  -------   -------
ALLSTATE  FINL  CORP  VA        COM     020011102          414     668,368    SH
SOLE                 668,368
ALTIVA   FINL  CORP             COM     021497300          136   1,361,732    SH
SOLE               1,361,732
CHEROKEE  INC  DEL  NEW         COM     16444H102       18,127   2,028,169    SH
SOLE               2,028,169
MIAMI   COMPUTER  SUPPLY        COM     593261100       17,699     684,000    SH
SOLE                 684,000
 CORP
